SCHEDULE OF CHANGES IN NOTE DISCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	$ 592,660	$ 53,614	$ 97,832
Note discounts in conjunction with extension of convertible note			65,230
Accretion of note discounts	(2,041,182)	(425,993)	(109,448)
Note discounts issued in conjunction with debt	1,695,859	1,015,039
Note discounts as of December 31, 2022		592,660	53,614
Convertible notes payable, net	$ 2,210,299	$ 1,636,656	$ 647,202
Effective interest rate	81.00%	19.00%
Note discounts, Begining balance	$ 642,660	$ 53,614
Note discounts, Ending balance	297,337	642,660	$ 53,614
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		34,176	73,418
Note discounts in conjunction with extension of convertible note			41,580
Accretion of note discounts	(31,589)	(34,176)	(80,822)
Note discounts issued in conjunction with debt	106,758
Note discounts as of December 31, 2022			34,176
Convertible notes payable, net	$ 488,969	$ 457,380	$ 423,204
Effective interest rate	6.00%	7.00%	11.00%
Note discounts, Begining balance		$ 34,176
Note discounts, Ending balance	75,169		$ 34,176
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		4,521	5,830
Note discounts in conjunction with extension of convertible note			5,500
Accretion of note discounts	(4,178)	(4,521)	(6,809)
Note discounts issued in conjunction with debt	14,121
Note discounts as of December 31, 2022			4,521
Convertible notes payable, net	$ 64,678	$ 60,500	$ 55,979
Effective interest rate	6.00%	7.00%	11.00%
Note discounts, Begining balance		$ 4,521
Note discounts, Ending balance	9,943		$ 4,521
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021		14,917	18,584
Note discounts in conjunction with extension of convertible note			18,150
Accretion of note discounts	(12,558)	(14,917)	(21,817)
Note discounts issued in conjunction with debt	42,441
Note discounts as of December 31, 2022			14,917
Convertible notes payable, net	$ 195,494	$ 182,936	$ 168,019
Effective interest rate	6.00%	8.00%	12.00%
Note discounts, Begining balance		$ 14,917
Note discounts, Ending balance	29,883		$ 14,917
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	25,480
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(37,223)	(87,938)
Note discounts issued in conjunction with debt	39,685	113,418
Note discounts as of December 31, 2022		25,480
Convertible notes payable, net	$ 231,743	$ 194,520
Effective interest rate	14.00%	40.00%
Note discounts, Begining balance	$ 25,480
Note discounts, Ending balance	27,942	25,480
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	14,478
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(19,799)	(30,308)
Note discounts issued in conjunction with debt	17,979	44,786
Note discounts as of December 31, 2022		14,478
Convertible notes payable, net	$ 115,321	$ 95,522
Effective interest rate	15.00%	28.00%
Note discounts, Begining balance	$ 14,478
Note discounts, Ending balance	12,658	14,478
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	15,951
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(21,283)	(28,836)
Note discounts issued in conjunction with debt	18,020	44,787
Note discounts as of December 31, 2022		15,951
Convertible notes payable, net	$ 115,332	$ 94,049
Effective interest rate	17.00%	26.00%
Note discounts, Begining balance	$ 15,951
Note discounts, Ending balance	12,688	15,951
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	9,493
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(11,949)	(13,301)
Note discounts issued in conjunction with debt	8,302	22,794
Note discounts as of December 31, 2022		9,493
Convertible notes payable, net	$ 57,456	$ 45,507
Effective interest rate	19.00%	24.00%
Note discounts, Begining balance	$ 9,493
Note discounts, Ending balance	5,846	9,493
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	16,525
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(20,019)	(18,336)
Note discounts issued in conjunction with debt	11,814	34,861
Note discounts as of December 31, 2022		16,525
Convertible notes payable, net	$ 85,994	$ 65,975
Effective interest rate	21.00%	22.00%
Note discounts, Begining balance	$ 16,525
Note discounts, Ending balance	8,320	16,525
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	69,569
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(69,569)	(70,720)
Note discounts issued in conjunction with debt		140,289
Note discounts as of December 31, 2022		69,569
Convertible notes payable, net		$ 271,431
Effective interest rate		21.00%
Note discounts, Begining balance	69,569
Note discounts, Ending balance		69,569
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	31,788
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(35,694)	(32,316)
Note discounts issued in conjunction with debt	13,200	64,104
Note discounts as of December 31, 2022		31,788
Convertible notes payable, net	$ 113,906	$ 78,212
Effective interest rate	29.00%	29.00%
Note discounts, Begining balance	$ 31,788
Note discounts, Ending balance	9,294	31,788
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	42,506
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(45,435)	(39,994)
Note discounts issued in conjunction with debt	9,900	82,500
Note discounts as of December 31, 2022		42,506
Convertible notes payable, net	$ 85,429	$ 39,994
Effective interest rate	49.00%	48.00%
Note discounts, Begining balance	$ 42,506
Note discounts, Ending balance	6,971	42,506
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	60,126
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(64,032)	(49,874)
Note discounts issued in conjunction with debt	13,200	110,000
Note discounts as of December 31, 2022		60,126
Convertible notes payable, net	$ 113,906	$ 49,874
Effective interest rate	52.00%	45.00%
Note discounts, Begining balance	$ 60,126
Note discounts, Ending balance	9,294	60,126
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	86,329
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(86,329)	(23,671)
Note discounts issued in conjunction with debt		110,000
Note discounts as of December 31, 2022		86,329
Convertible notes payable, net	$ 110,000	$ 23,671
Effective interest rate	78.00%	22.00%
Note discounts, Begining balance	$ 86,329
Note discounts, Ending balance		86,329
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	69,678
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(71,785)	(12,822)
Note discounts issued in conjunction with debt	9,900	82,500
Note discounts as of December 31, 2022		69,678
Convertible notes payable, net	$ 84,607	$ 12,822
Effective interest rate	78.00%	16.00%
Note discounts, Begining balance	$ 69,678
Note discounts, Ending balance	7,793	69,678
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	47,274
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(47,274)	(7,726)
Note discounts issued in conjunction with debt		55,000
Note discounts as of December 31, 2022		47,274
Convertible notes payable, net	$ 55,000	$ 7,726
Effective interest rate	86.00%	14.00%
Note discounts, Begining balance	$ 47,274
Note discounts, Ending balance		47,274
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	103,463
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(103,463)	(6,537)
Note discounts issued in conjunction with debt		110,000
Note discounts as of December 31, 2022		103,463
Convertible notes payable, net	$ 110,000	$ 6,537
Effective interest rate	94.00%	6.00%
Note discounts, Begining balance	$ 103,463
Note discounts, Ending balance		103,463
Convertible Promissory Note Other [Member]
Short-Term Debt [Line Items]
Note discounts as of December 31, 2021	50,000
Note discounts in conjunction with extension of convertible note
Accretion of note discounts	(50,000)	50,000
Note discounts issued in conjunction with debt
Note discounts as of December 31, 2022		50,000
Convertible notes payable, net		$ (50,000)
Effective interest rate
Note discounts, Begining balance	$ 50,000
Note discounts, Ending balance		50,000
Convertible Promissory Note Seventeen [Member]
Short-Term Debt [Line Items]
Accretion of note discounts	(1,309,003)
Note discounts issued in conjunction with debt	1,390,539
Convertible notes payable, net	$ 182,464
Effective interest rate	496.00%
Note discounts, Begining balance
Note discounts, Ending balance	$ 81,536